Share Capital	12 Months Ended
Dec. 31, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital

13.	SHARE CAPITAL
a)    Authorized share capital of the Company consists of an unlimited number of fully paid Class A common shares without par value.

	Number of Shares	Amount
Outstanding at December 31, 2021	391,889,733	$3,692.9
Shares issued through:
Share-based compensation plans	1,198,125	7.6
Shares repurchased and cancelled (i)	(1,100,000)	(10.4)
Flow-through share financing	922,483	6.9
DRIP (ii)	527,770	4.1
ESPP (iii)	373,806	2.7
Cancellation of unexchanged shares	(5,428)	—
Outstanding at December 31, 2022	393,806,489	$3,703.8
Shares issued through:
Share-based compensation plans	1,425,024	12.3
Manitou acquisition (note 8)	1,045,593	13.4
DRIP (ii)	353,084	4.1
ESPP (iii)	469,566	5.6
Exercise of Manitou warrants (note 8)	60,983	0.9
Cancellation of unexchanged shares	(203,755)	(1.5)
Outstanding at December 31, 2023	396,956,984	$3,738.6

(i) Normal Course Issuer Bid ("NCIB")
In December 2023, the Company renewed its NCIB permitting the purchase for cancellation of up to 34,485,405 common shares, representing 10% of the Company’s public float. The Company may purchase Common Shares under the NCIB up to December 23, 2024.

During the year ended December 31, 2023, the Company did not purchase any common shares (year ended December 31, 2022 - 1,100,000 common shares at a cost of $8.2 million or $7.41 per share).

(ii) DRIP
The Company allows existing shareholders to participate in a DRIP. This provides shareholders the option of increasing their investment in the Company by electing to receive common shares in place of cash dividends. The Company has the discretion to elect to issue such common shares at up to a 5% discount to the prevailing market price from treasury, or purchase the common shares on the open market. For the year ended December 31, 2023, the Company issued 353,084 shares pursuant to the DRIP, valued at $4.1 million.

(ii) ESPP
The Company has an ESPP which enables employees to purchase Class A common shares through payroll deduction. At the option of the Company, the common shares can be issued from treasury based on the volume weighted average closing price of the last five days prior to the end of the month or the shares may be purchased for plan participants in the open market. During the year ended December 31, 2023, the Company issued 469,566 shares from treasury pursuant to the ESPP (year ended December 31, 2022 - 373,806 shares).
b)    Stock options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2021	4,601,726	$7.47
Granted	634,727	9.53
Exercised	(1,198,125)	5.89
Forfeited	(113,477)	6.68
Outstanding at December 31, 2022	3,924,851	$8.32
Granted	481,449	14.10
Exercised	(1,424,916)	8.01
Forfeited	(215,007)	10.40
Outstanding at December 31, 2023	2,766,377	$9.32
During the year ended December 31, 2023, the weighted average share price at the date of exercise for stock options exercised was CAD $16.82 per share (for the year ended December 31, 2022 - CAD $11.98 per share).
(i) Stock options granted
During the year ended December 31, 2023, the Company granted 481,449 stock options which are vested in tranches equally over three years (year ended December 31, 2022 - 634,727). The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2023	December 31, 2022
Weighted average share price at grant date (CAD$)	$14.10	$9.53
Risk-free rate	3.87%	1.48%
Expected dividend yield	0.96%	1.20%
Expected stock price volatility (based on historical volatility)	48%	53%
Expected life of option (months)	42	54
Weighted average per share fair value of stock options granted (CAD$)	$4.94	$3.80
Stock options outstanding and exercisable as at December 31, 2023:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.01 - $7.00	567,111	6.57	1.78	567,111	6.57
$7.01 - $8.00	396,373	7.63	3.02	396,373	7.63
$8.01 - $9.00	15,571	8.63	3.16	15,571	8.63
$9.01 - $11.00	1,355,873	9.47	4.61	663,694	9.41
$11.01 - $17.77	431,449	14.10	4.79	—	—
	2,766,377	$9.32	4.09	1,642,749	$7.99
c)    Other employee long-term incentives
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2023 and 2022:

	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2021	2,168,184	911,428	1,329,655
Granted	905,058	143,178	497,895
Forfeited	(296,907)	—	(72,522)
Settled	(641,786)	—	(404,603)
Outstanding units, December 31, 2022	2,134,549	1,054,606	1,350,425
Granted	747,993	112,653	369,589
Forfeited/expired	(383,686)	—	(134,563)
Settled	(587,118)	(154,025)	(426,163)
Outstanding units, December 31, 2023	1,911,738	1,013,234	1,159,288
The settlement of LTI is either in cash or equity depending on the features of the specific LTI plan. The settlement of DSUs is in cash, PSUs are equity or cash settled at the Company's discretion, and certain RSUs are cash settled with the remaining settled in cash or equity at the Company's discretion, depending on the year of grant.
PSUs and RSUs granted to non-executives vest on the third anniversary from the date of grant. RSUs granted to executives vest in three equal tranches commencing on the first anniversary of the grant date. Mandatory or elective DSUs vest immediately and the Board of Directors determines the vesting schedule for discretionary DSUs at the time of grant.
The weighted average grant date fair value of the RSUs, DSUs and PSUs granted during the year ended December 31, 2023 was $14.07, $14.35 and $14.10, respectively (year ended December 31, 2022 - $9.66, $9.67 and $9.65, respectively).
(d)    Dividends
During the year ended December 31, 2023, the Company declared dividends totaling $39.4 million, of which $35.3 million were paid in cash (2022 - $35.1 million paid in cash). The remaining $4.1 million were issued in the form of common shares pursuant to the Company's DRIP (2022 - $4.1 million in shares issued pursuant to the DRIP).